Note 13 - Leases (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of Leases for Lessee
Summary of Lease Liabilities

The table below presents the amounts of lease liabilities (in thousands):

	As of December 31,
	2024	2025
Non-current lease liabilities	$5,631	$4,544
Current lease liabilities	3,955	3,866
Total lease liabilities	$9,586	$8,410

Summary of Carrying Amounts of Right-of-Use Assets

Set out below are the carrying amounts of right-of-use assets (in thousands):

	As of December 31,
	2024	2025
Office premises	$5,600	$5,498
Equipment	3,894	2,015
Total right-of-use assets	$9,494	$7,513

Lease Amounts Included in Statement of Operations

The Statement of Operations has the following amounts relating to leases (in thousands):

	Year Ended December 31,
	2023	2024	2025
Depreciation expense of right-of-use assets presented as property	$(1,664)	$(1,838)	$(2,029)
Depreciation expense of right-of-use assets presented as equipment	(1,971)	(2,514)	(2,641)
Expense relating to short-term leases (included in other operating expenses)	(1,254)	(1,251)	(1,084)
Interest expense (included in finance expense)	(356)	(518)	(461)
Foreign exchange gain (loss)	(196)	601	(894)
Total lease-related expenses	$(5,441)	$(5,520)	$(7,109)